CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Total	Equity Shares [Member]	Additional Paid In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated deficit [Member]	Treasury Stock [Member]
Balance at Mar. 31, 2012	$ 42,736,404	$ 1,756,726	$ 130,958,274	$ (9,278,078)	$ (76,273,913)	$ (4,426,605)
Balance (in shares) at Mar. 31, 2012		14,810,178				(1,015,000)
Stock-based compensation	756,090		756,090
Net loss	(11,432,223)				(11,432,223)
Foreign currency translation adjustment	(2,254,312)			(2,254,312)
Balance at Mar. 31, 2013	29,805,959	$ 1,756,726	131,714,364	(11,532,390)	(87,706,136)	$ (4,426,605)
Balance (in shares) at Mar. 31, 2013		14,810,178				(1,015,000)
Stock-based compensation	481,563		481,563
Net loss	(7,471,406)				(7,471,406)
Foreign currency translation adjustment	(2,857,261)			(2,857,261)
Balance at Mar. 31, 2014	19,958,855	$ 1,756,726	132,195,927	(14,389,651)	(95,177,542)	$ (4,426,605)
Balance (in shares) at Mar. 31, 2014		14,810,178				(1,015,000)
Stock-based compensation	426,705		426,705
Net loss	(13,812,570)				(13,812,570)
Foreign currency translation adjustment	(428,721)			(428,721)
Balance at Mar. 31, 2015	$ 6,144,269	$ 1,756,726	$ 132,622,632	$ (14,818,372)	$ (108,990,112)	$ (4,426,605)
Balance (in shares) at Mar. 31, 2015		14,810,178				(1,015,000)